Fees Summary	May 18, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0
Total Fee Amount	13,810
Total Transaction Valuation	100,000,000
Total Offset Amount	0
Net Fee	$ 13,810